Construction in progress (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Construction in Progress

	Advance payment for aircraft and flight equipment	Others	Total
	RMB million	RMB million	RMB million
At January 1, 2016	17,700	1,733	19,433
Additions	18,930	1,362	20,292
Transferred to property, plant and equipment (Note 20)	(6,948)	(1,288)	(8,236)
Transferred to other assets upon completion of development (Note 31)	—	(128)	(128)
Disposals	(2,415)	(36)	(2,451)

At December 31, 2016	27,267	1,643	28,910

At January 1, 2017	27,267	1,643	28,910
Additions	16,319	2,920	19,239
Transferred to property, plant and equipment (Note 20)	(12,099)	(1,583)	(13,682)
Transferred to other assets upon completion of development (Note 31)	—	(211)	(211)
Transferred to lease prepayments	—	(79)	(79)
Disposals	(3,944)	—	(3,944)

At December 31, 2017	27,543	2,690	30,233